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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/06

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Litespeed Management

Address: 237 Park Avenue
        New York, NY 10022



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Morley
Title: Client Service Representative
Phone: 212-713-9117


Signature, Place, and Date of Signing:

James Morley                    New York, NY                    11/14/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]







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                             VALUATION CURRENCY: USD
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
          ITEM 1          ITEM 2    ITEM 3            ITEM 4       ITEM 5          ITEM 6          ITEM 7           ITEM 8
          ------          ------    ------            ------       ------          ------          ------           ------
      Name of Issuer     Title of   Cusip              Fair      Shares of       Investment       Managers       Voting  Authority
                           Class    Number            Market     Principal       Descretion
                                                      Value       Amount    Sole   Shared    Other              Sole   Shared  None
ASBURY AUTOMOTIVE
   GROUP IN              COMMON   043436104  $   9,894,180.00    480,300 N  X                        LITE      480,300    0      0
ABX AIR INC              OTC EQ   00080S101  $   4,228,606.00    752,421 N  X                        LITE      752,421    0      0
ANDRX GROUP NEW          OTC EQ   034553107  $   3,664,500.00    150,000 N  X                        LITE      150,000    0      0
ALERIS INTERNATIONAL
  INC                    COMMON   014477103  $   8,086,400.00    160,000 N  X                        LITE      160,000    0      0
ENTRAVISION
  COMMUNICATIONS         COMMON   29382R107  $   $ 443,796.00     59,650 N  X                        LITE       59,650    0      0
EAGLE MATERIALS INC      COMMON   26969P108  $  10,912,320.00    324,000 N  X                        LITE      324,000    0      0
FIRST DATA CORP          COMMON   319963104  $  11,151,000.00    265,500 N  X                        LITE      265,500    0      0
STREETTRACKS
  GOLD TRUST             COMMON   863307104  $   7,106,665.00    119,500 N  X                        LITE      119,500    0      0
ICO GLOBAL
  COMMUNICATION          OTC EQ   44930K108  $   6,505,305.00  1,112,018 N  X                        LITE    1,112,018    0      0
ION MEDIA NETWORKS
  INC                    COMMON   46205A103  $   1,323,780.00  1,634,296 N  X                        LITE    1,634,296    0      0
ST JOE CO                COMMON   790148100  $  20,079,292.00    365,943 N  X                        LITE      365,943    0      0
KAISER ALUMINUM CORP     OTC EQ   483007704  $   4,493,282.00    101,337 N  X                        LITE       21,104    0      0
KOS PHARMACEUTICALS      OTC EQ   500648100  $  20,583,430.00    416,500 N  X                        LITE      416,500    0      0
KANSAS CITY
  SOUTHERN INDS          COMMON   485170302  $  22,724,651.00    832,100 N  X                        LITE      832,100    0      0
MTR GAMING GROUP INC     OTC EQ   553769100  $  14,423,979.00  1,536,100 N  X                        LITE    1,536,100    0      0
MOSYS INC                OTC EQ   619718109  $  18,106,062.00  2,690,351 N  X                        LITE    2,690,351    0      0
MICROSOFT CORP           OTC EQ   594918104  $   6,290,500.00    230,000 N  X                        LITE      230,000    0      0
NOVELIS INC              COMMON   67000X106  $  19,401,110.00    758,152 N  X                        LITE      758,152    0      0
PERDIGAO SA
  INDUSTRIA              COMMON   71361V303  $     623,084.00     30,800 N  X                        LITE       30,800    0      0
PHH CORP NEW             COMMON   693320202  $  16,283,820.00    594,300 N  X                        LITE      594,300    0      0
SMART & FINAL INC        COMMON   831683107  $   3,181,233.00    186,364 N  X                        LITE      186,364    0      0
TNS INC                  COMMON   872960109  $   9,574,019.00    635,725 N  X                        LITE      635,725    0      0
TEXAS INDUSTRIES
  INC                    COMMON   882491103  $   1,301,500.00     25,000 N  X                        LITE       25,000    0      0
UNIVISION
  COMMUNICATIONS         COMMON   914906102  $   6,868,000.00    200,000 N  X                        LITE      200,000    0      0
ZILOG INC NEW            OTC EQ   989524301  $   5,222,048.00  1,430,698 N  X                        LITE    1,430,698    0      0


                     Total Under Management: $ 232,472,562.00

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